Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash	$ 1,946	$ 870
Restricted deposit	10	10
Other accounts receivable	594	75
Total current assets	2,550	955
NON-CURRENT ASSETS:
Restricted deposit		24
Property and equipment, net	11	175
Total non-current assets	11	199
Total assets	2,561	1,154
CURRENT LIABILITIES:
Credit from others		67
Trade payables	556	864
Other accounts payable	34	108
Short-term loan	188
Warrants	353	7
Total current liabilities	1,131	1,046
NON-CURRENT LIABILITIES:
Lease liability		94
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Share capital and premium	49,040	45,636
Reserve from share-based payment transactions	4,315	4,862
Warrants	2,207	464
Foreign currency translation reserve	497	497
Transactions with non-controlling interests	559	261
Accumulated deficit	(55,188)	(51,706)
Total equity	1,430	14
Total liabilities and equity	$ 2,561	$ 1,154